LEASES - Summary of Operating Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 12,896	$ 1,778	¥ 21,546
Liabilities
Operating lease liabilities, current	12,472	1,720	17,545
Operating lease liabilities, non-current	2,542	351	6,485
Total lease liabilities	¥ 15,014	$ 2,071	¥ 24,030